Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 66,063	$ 67,787
Total past due
Financing Receivable, Past Due [Line Items]
Total past due loans	115	94
Total past due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	55	24
Total past due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	44	33
Total past due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	11	3
Total past due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	31
Total past due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	5	3
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	113	93
30 to 59 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	54	24
30 to 59 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	43	33
30 to 59 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	11	3
30 to 59 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	31
30 to 59 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	5	2
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	2	1
60 to 89 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	1	0
60 to 89 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	1	0
60 to 89 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	1
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0